Long-Term Debt - Summary of Credit Facility Balances (Details) $ in Millions	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	May 31, 2024 CAD ($)	Apr. 30, 2024 CAD ($)	Mar. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)
Line of Credit Facility [Line Items]
Total credit facilities	$ 6,342					$ 6,176
Regulated
Line of Credit Facility [Line Items]
Total credit facilities	4,396
Regulated | ITC | Commercial paper
Line of Credit Facility [Line Items]
Total credit facilities		$ 400,000,000
Amount outstanding		0					$ 0
Non-Regulated
Line of Credit Facility [Line Items]
Total credit facilities	1,946
Unsecured committed revolving credit facilities | FortisBC Energy
Line of Credit Facility [Line Items]
Total credit facilities				$ 900	$ 700
Unsecured committed revolving credit facilities | FortisBC Electric
Line of Credit Facility [Line Items]
Total credit facilities			$ 200	$ 150
Unsecured committed revolving credit facilities | Regulated | ITC
Line of Credit Facility [Line Items]
Total credit facilities		1,000,000,000
Unsecured committed revolving credit facilities | Regulated | UNS Energy
Line of Credit Facility [Line Items]
Total credit facilities		375,000,000
Unsecured committed revolving credit facilities | Regulated | Central Hudson
Line of Credit Facility [Line Items]
Total credit facilities		250,000,000
Unsecured committed revolving credit facilities | Regulated | FortisBC Energy
Line of Credit Facility [Line Items]
Total credit facilities	900
Unsecured committed revolving credit facilities | Regulated | FortisAlberta
Line of Credit Facility [Line Items]
Total credit facilities	250
Unsecured committed revolving credit facilities | Regulated | FortisBC Electric
Line of Credit Facility [Line Items]
Total credit facilities	200
Unsecured committed revolving credit facilities | Regulated | Other Electric
Line of Credit Facility [Line Items]
Total credit facilities	285	83,000,000
Unsecured committed revolving credit facilities | Regulated | Other Electric | First redemption date
Line of Credit Facility [Line Items]
Total credit facilities	90
Unsecured committed revolving credit facilities | Regulated | Other Electric | Second redemption date
Line of Credit Facility [Line Items]
Total credit facilities	65
Unsecured committed revolving credit facilities | Regulated | Other Electric | Third redemption date
Line of Credit Facility [Line Items]
Total credit facilities	130
Unsecured committed revolving credit facilities | Non-Regulated | Corporate and other
Line of Credit Facility [Line Items]
Total credit facilities	1,350
Unsecured committed revolving credit facilities | Non-Regulated | Corporate and other | First redemption date
Line of Credit Facility [Line Items]
Total credit facilities	50
Unsecured committed revolving credit facilities | Non-Regulated | Corporate and other | Second redemption date
Line of Credit Facility [Line Items]
Total credit facilities	1,300
Uncommitted credit facility | Regulated | Central Hudson
Line of Credit Facility [Line Items]
Total credit facilities		60,000,000
Uncommitted credit facility | Regulated | FortisBC Energy
Line of Credit Facility [Line Items]
Total credit facilities	55
Unsecured demand overdraft facility | Regulated | FortisBC Electric
Line of Credit Facility [Line Items]
Total credit facilities	10
Unsecured demand facilities | Regulated | Other Electric
Line of Credit Facility [Line Items]
Total credit facilities	20
Unsecured demand credit facility and emergency standby loan | Regulated | Other Electric
Line of Credit Facility [Line Items]
Total credit facilities		93,000,000
Unsecured non-revolving facility | Non-Regulated | Corporate and other
Line of Credit Facility [Line Items]
Total credit facilities		250,000,000
Unsecured revolving facility | Non-Regulated | Corporate and other
Line of Credit Facility [Line Items]
Total credit facilities		$ 150,000,000
Unsecured non-revolving facility | Non-Regulated | Corporate and other
Line of Credit Facility [Line Items]
Total credit facilities	$ 21